As filed with the Securities and Exchange Commission on September 2, 2011
File Nos. 333-76651, 811-09301

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 46	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 49	☒
(Check appropriate box or boxes)

TIAA-CREF Funds
(Exact Name of Registrant as Specified in Charter)

730 Third Avenue
New York, New York 10017-3206
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (800) 842-2733

Stewart P. Greene, Esq.
TIAA-CREF Funds
730 Third Avenue
New York, New York 10017-3206
(Name and Address of Agent for Service)

Copy to:
Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering:
As soon as practicable after effectiveness of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On October 1, 2011 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 46 to the Registration Statement of the TIAA-CREF Funds (the “Trust” or “Registrant”) on Form N-1A (File No. 33-76651) incorporates by reference the Prospectus, Statement of Additional Information and Part C that are contained in the Trust’s Post-Effective Amendment No. 40, which was filed with the Securities and Exchange Commission on April 25, 2011. This Post-Effective Amendment No. 46 is filed solely for the purpose of designating October 1, 2011 as the new effective date of Post-Effective Amendment No. 40. This Post-Effective Amendment No. 46 does not affect the currently effective Prospectus and Statement of Additional Information for the other series or classes of the Trust’s shares not contained in Post-Effective Amendment No. 40.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, TIAA-CREF Funds certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 2nd day of September, 2011.

TIAA-CREF FUNDS

By:	/s/ Scott C. Evans
Name:	Scott C. Evans
Title:	Principal Executive Officer and President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Scott C. Evans	Principal Executive Officer and President	September 2, 2011
Scott C. Evans	(Principal Executive Officer)

/s/ Phillip G. Goff	Principal Financial Officer,	September 2, 2011
Phillip G. Goff	Principal Accounting Officer and Treasurer
(Principal Financial and Accounting Officer)

SIGNATURE OF TRUSTEE	DATE	SIGNATURE OF TRUSTEE	DATE

*	September 2, 2011	*	September 2, 2011
Forrest Berkley		Bridget A. Macaskill

*	September 2, 2011	*	September 2, 2011
Nancy Eckl		James M. Poterba

*	September 2, 2011	*	September 2, 2011
Michael A. Forrester		Maceo K. Sloan

*	September 2, 2011	*	September 2, 2011
Howell E. Jackson		Laura T. Starks

*	September 2, 2011
Nancy L. Jacobs

/s/ Stewart P. Greene	September 2, 2011
Stewart P. Greene
as attorney-in-fact

* Signed by Stewart P. Greene pursuant to powers of attorney previously filed with the Securities and Exchange Commission.